Document and Entity Information	6 Months Ended
	Jun. 30, 2011	Aug. 12, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	Cheviot Financial Corp.
Entity Central Index Key	0001528843
Trading Symbol	chev
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		8,861,110
Document Type	S-1
Document Period End Date	Jun. 30, 2011
Amendment Flag	false
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	Q2